Subsequent Events: (Details Textual) - USD ($)			1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 13, 2016	Nov. 30, 2016	Nov. 21, 2016	Nov. 17, 2016	Nov. 11, 2016	Dec. 08, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 18, 2016	Feb. 24, 2016	Dec. 31, 2013
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued									18,524,163	1,419,410
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.06	$ 0.82
Class of Warrant or Right, Outstanding										1,611,772
Convertible Preferred Stock, Shares Issued upon Conversion									24,571,077
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,400,000	1,245,000	2,350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								9,682,534	134,828,240	7,769,202			6,249,952
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						1,477
Conversion of Stock, Shares Issued						144,700
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01						$ 0.01
Warrants Issued to Purchase Of Common stock												2,619
Class of Warrant or Right, Outstanding						7,371	25,976,920
Proceeds from Issuance of Private Placement					$ 8,000,000
Stock Conversion Conversion Price Per Share					$ 0.58
Proceeds from Issuance Initial Public Offering					$ 8,000,000
Placement Agent Fees Payment Basis Description	(i) a cash fee at each closing under the Purchase Agreement equal to ten percent (10%) of each closings gross proceeds and (ii) warrants to purchase shares of Common Stock at each closing under the Purchase Agreement equal to ten percent (10%) of the number of shares of Common Stock sold in each closing, with an exercise price of $0.20 per share and a five-year term (the Broker Warrants).
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				11,930,000
Class Of Warrants Or Rights, Warrants Exercised							13,596,676
Stock Issued During Period, Shares Issued For Warrants Exercised							13,596,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							11,930,304
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Class of Warrant or Right, Outstanding		1,325,000
Proceeds from Issuance of Warrants		$ 10,000,000
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Class of Warrant or Right, Outstanding		2,243,370
Proceeds from Issuance of Warrants		$ 8,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						7,371
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					26,425,973
November 2016 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			122,517,500
Shares Issued, Price Per Share			$ 0.20
Proceeds from Issuance of Private Placement			$ 24,500,000
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series F Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40
Warrants Expiration Period			5 years
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series E Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											0.01
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1.00
2013 Equity Incentive Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				21,930,300
Mr. Singer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				497,096
Mr. Bernstein [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				497,096
Mr. Gorelick [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				994,192
Mr. Silverman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				3,976,767
Dr. Wilke [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,739,835
Dr. Alkon [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				3,976,767
Robert Weinstein [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				248,548